Derivative Instruments - Additional Information (Detail) NOK in Millions, $ in Millions	Jun. 30, 2017 USD ($)	Jun. 30, 2017 NOK	Dec. 31, 2016 USD ($)	Dec. 31, 2016 NOK
Interest Rate Swap Contracts [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Weighted average interest rate	1.65%	1.65%
Derivative, Notional amount of outstanding obligations	$ 536.7		$ 446.7
Carrying amount of derivative liabilities	2.1		0.8
Foreign Exchange Forward Contracts [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Derivative, Notional amount of outstanding obligations | NOK		NOK 332.5		NOK 290.1
Carrying amount of derivative liabilities	$ 0.2		$ 1.3